PRC CONTRIBUTION AND PROFIT APPROPRIATION (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2005
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Total contribution for employee benefits	31,896	46,560	55,894
CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory reserve required for education development reserve	25.00%
Subsidiaries [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to general reserve fund required	10.00%
Subsidiaries [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Minimum [Member]
Contribution and Profit Appropriation [Line Items]
Percentage appropriation to statutory surplus reserve required	10.00%
Percentage appropriation to statutory public welfare fund required				5.00%
Variable Interest Entity Primary Beneficiary [Member] | CHINA [Member] | Maximum [Member]
Contribution and Profit Appropriation [Line Items]
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage appropriation to statutory public welfare fund required				10.00%